Subsequent events	12 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent events

30.	Subsequent events
In April 2023, the Company and Nanjing Animal Pharmaceutical signed the Convertible Debt Release Agreement, in which Nanjing Animal Pharmaceutical would redeem part of the convertible debts from the Company. According to the agreement, Nanjing Animal Pharmaceutical repaid the Company the principal amount of RMB6 million, interest of RMB0.84 million, and an additional compensation of RMB1.06 million in April 2023.